Prepaid Expenses and Other Current assets (Tables)	12 Months Ended
Mar. 31, 2025
Prepaid Expenses And Other Current Assets
Schedule of prepaid expenses and other current assets

	For the Years Ended March 31,
	2025	2024
Prepaid expenses	$69	$91,490
Other receivables, net	35,855	177,849
Prepaid expenses and other current assets	$35,923	$269,339